FAIR VALUE MEASUREMENT (Details 3)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Dining Secretary CNY	Dec. 31, 2014 Dining Secretary Discounted cash flow	Dec. 31, 2014 Dining Secretary Option pricing model	Dec. 31, 2014 Dining Secretary Option pricing model Liquidation scenario	Dec. 31, 2014 Dining Secretary Option pricing model Redemption scenario	Dec. 31, 2014 Dining Secretary Option pricing model IPO scenario	Dec. 31, 2014 Happy City Option pricing model Liquidation scenario	Dec. 31, 2014 Happy City Option pricing model Redemption scenario	Dec. 31, 2014 Available-for-sale securities. LY.com Discounted cash flow	Dec. 31, 2014 Available-for-sale securities. LY.com Option pricing model	Dec. 31, 2014 Available-for-sale securities. LY.com Option pricing model Liquidation scenario	Dec. 31, 2014 Available-for-sale securities. LY.com Option pricing model Redemption scenario	Dec. 31, 2014 Available-for-sale securities. Dining Secretary CNY	Dec. 31, 2014 Available-for-sale securities. Happy City Discounted cash flow	Dec. 31, 2014 Available-for-sale securities. Happy City Option pricing model
Significant unobservable inputs used in the valuation
WACC (as a percent)				27.94%							19.00%					27.67%
Terminal growth rate (as a percent)				3.00%							3.00%					3.00%
LoMD (as a percent)				25.00%							28.00%					25.00%
Time to liquidation					3 years 4 days							3 years					2 years 8 months 1 day
Risk-free rate (as a percent)					4.13%							3.43%					1.567%
Expected volatility (as a percent)					41.40%							50.89%					45.40%
Probability (as a percent)						45.00%	45.00%	10.00%	50.00%	50.00%			20.00%	80.00%
Dividend yield (as a percent)					0.00%							0.00%					0.00%
Loss from impairment of long-term investment (Note 9)	$ (5,318,635)	(33,000,000)	33,000,000												33,000,000
Reversal of prior recognized unrealized loss															4,000,000